Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Period-end RMB [Member]
Foreign Currency Exchange Rate, Translation	6.8680	6.8787	6.6205
Average Yearly RMB [Member]
Foreign Currency Exchange Rate, Translation		6.6079
Average Six Months RMB [Member]
Foreign Currency Exchange Rate, Translation	6.7864		6.3688